4. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments And Risk Management Tables Abstract
Schedule of debt levels and net debt
	12.31.18			12.31.17
	Current	Non-current	Total	Total
Foreign currency debt	(1,470.3)	(10,068.0)	(11,538.3)	(11,101.3)
Local currency debt	(3,077.1)	(7,550.0)	(10,627.1)	(9,343.0)
Derivative financial instruments liabilities	(235.0)	-	(235.0)	(299.5)
Gross debt	(4,782.4)	(17,618.0)	(22,400.4)	(20,743.8)

Marketable securities and cash and cash equivalents	5,376.6	290.6	5,667.2	6,808.1
Derivative financial instruments assets	182.3	-	182.3	90.5
Restricted cash	277.3	584.3	861.6	535.6
Net debt	1,053.8	(16,743.1)	(15,689.3)	(13,309.6)

Schedule of commitments and contractual obligations
	Book value	Cash flow contracted	2019	2020	2021	2022	2023	2024 onwards
Non derivative financial liabilities
Loans and financing	12,419.0	14,324.4	4,791.9	3,644.7	3,617.6	613.4	1,656.8	-
BRF bonds	7,487.8	8,965.1	302.6	302.6	302.6	2,968.4	2,113.7	2,975.2
BFF bonds	343.0	369.9	24.2	345.7	-	-	-	-
BRF GMBH bonds	1,915.7	2,611.6	84.3	84.3	84.3	84.3	84.3	2,190.1
Trade accounts payable	5,516.9	5,564.9	5,564.9	-	-	-	-	-
Supply chain finance	885.8	885.8	885.8	-	-	-	-	-
Financial lease	215.4	305.5	82.5	56.2	29.6	23.6	19.6	94.0
Operational lease	-	2,126.4	421.7	103.7	108.4	49.4	157.3	1,285.9

Derivative financial liabilities
Financial instruments designated as cash flow hedge
Swap (Interest rate and exchange rate)	-	-	-	-	-	-	-	-
Currency derivatives (NDF)	21.0	17.1	17.1	-	-	-	-	-
Commodities derivatives - Corn (NDF)	3.5	3.5	3.5	-	-	-	-	-
Commodities derivatives - Soybean meal (NDF)	2.7	2.7	2.7	-	-	-	-	-
Commodities derivatives - Soybean oil (NDF)	4.3	4.3	4.3	-	-	-	-	-
Commodities derivatives - Soybean (NDF)	3.3	3.3	3.3	-	-	-	-	-
Currency derivatives (options)	75.8	75.8	75.8	-	-	-	-	-
Commodities derivatives (Future)	0.1	0.1	0.1	-	-	-	-	-
Financial instruments not designated as cash flow hedge
Currency derivatives (NDF)	12.3	36.1	36.1	-	-	-	-	-
Currency derivatives (Future)	9.4	9.4	9.4	-	-	-	-	-
Swap (index / currency / stocks)	99.2	98.9	98.9	-	-	-	-	-
Commodities derivatives (Future)	3.4	3.4	3.4	-	-	-	-	-

Schedule of derivative financial instruments
12.31.18
Cash flow hedges - Derivative instruments	Maturity	Hedged Object	Asset	Liability	Notional		Fair value (R$)
Interest rate swap	02.01.19	Debt	LIBOR 6M + 2.70% p.a.	5.90% p.a.	25.0	US$	-
Interest rate swap	02.01.19	Debt	LIBOR 6M + 2.70% p.a.	5.88% p.a.	25.0	US$	-

12.31.18
Derivative instruments not designated	Maturity	Hedged Object	Asset	Liability	Notional		Fair value (R$)
Interest rate swap	04.02.19	Debt	R$ (Fixed 9.61% p.a.)	95.00% CDI	250.0	BRL	13.3
Interest rate swap	04.02.19	Debt	R$ (Fixed 9.61% p.a.)	93.54% CDI	249.0	BRL	13.8

							27.1

Schedule of assets and liabilities denominated in foreign currency
	12.31.18	12.31.17

Cash and cash equivalents	127.3	278.1
Trade accounts receivable	65.8	862.2
Trade accounts payable	(861.3)	31.4
Loans and financing	(7,348.0)	(6,136.4)
Hedge	5,209.2	3,049.7
Investments, net	2,571.9	1,985.7
Other assets and liabilities, net	0.3	(15.3)

Exposure in result	(234.8)	55.4

Schedule of net P&L exposure
		12.31.18		12.31.17
Net P&L Exposure	in millions	Equivalent in millions of R$	in millions	Equivalent in millions of R$

Argentinian Peso	1,812.8	186.5	1,066.3	187.1
Euros	(87.7)	(389.4)	(41.0)	(162.8)
Pound Sterling	(14.4)	(71.3)	2.9	13.1
Yen	114.6	4.0	1,309.7	38.5
Rubles	1,649.3	91.7	1,334.3	76.6
Turkish Liras	(475.6)	(348.6)	(391.2)	(342.4)
U.S. Dollars	75.4	292.3	74.2	245.3
Total		(234.8)		55.4

Schedule of derivative financial instruments to hedge foreign currency
12.31.18
Derivative instruments not designated	Asset	Liability	Maturity	Notional		Average Rate	Fair value (R$)
Non-deliverable forward	USD	BRL	1st Qtr. 2019	127.0	US$	3.9152	(2.5)
Non-deliverable forward	EUR	BRL	1st Qtr. 2019	396.0	EUR	4.5145	(9.1)
Non-deliverable forward	GBP	BRL	1st Qtr. 2019	49.0	GBP	4.9844	(0.7)
Futures - B3	USD	BRL	02.2019	594.8	US$	3.8786	(9.4)
Currency swap	US$ + 2.61% p.a.	89.00% CDI	04.2019	50.4	US$	-	4.4
Currency swap	US$ + 4.67% p.a.	109.00% CDI	11.2019	55.0	US$	-	4.9
Non-deliverable forward	EUR	US$	1st Qtr. 2019	100.0	EUR	1.1468	2.4
Collar	TRY	US$	1st Qtr. 2019	50.0	US$	5.6215	(0.8)

Total							(10.8)

Schedule of derivative and non-derivative financial instruments as cash flow hedges
12.31.18
Cash flow hedges - Derivative instruments	Hedged object	Asset	Liability	Maturity	Notional		Average Rate	Fair value (R$)
Non-deliverable forward	USD Exports	BRL	US$	1st Qtr. 2019	70.0	US$	3.8642	(1.5)
Non-deliverable forward	USD Exports	BRL	US$	2nd Qtr. 2019	20.0	US$	3.8868	(0.3)
Non-deliverable forward	USD Exports	BRL	US$	3rd Qtr. 2019	30.0	US$	3.9845	1.2
Non-deliverable forward	USD Cost	BRL	US$	1st Qtr. 2019	54.8	US$	3.8014	(4.5)
Non-deliverable forward	USD Cost	BRL	US$	2nd Qtr. 2019	40.8	US$	3.9258	0.3
Non-deliverable forward	USD Cost	BRL	US$	3rd Qtr. 2019	11.7	US$	4.1418	2.3
Non-deliverable forward	USD Cost	BRL	US$	4th Qtr. 2019	2.5	US$	3.9441	(0.1)
Non-deliverable forward	EUR Exports	BRL	EUR	1st Qtr. 2019	10.0	EUR	4.4645	0.2
Non-deliverable forward	JPY Exports	BRL	JPY	1st Qtr. 2019	6,365.6	JPY	0.0351	(1.8)
Collar	USD Exports	BRL	US$	1st Qtr. 2019	385.0	US$	3.9664	22.8
Collar	USD Exports	BRL	US$	2nd Qtr. 2019	180.0	US$	3.9560	3.9
Collar	USD Exports	BRL	US$	3rd Qtr. 2019	80.0	US$	4.0912	7.6
Collar	USD Exports	BRL	US$	4th Qtr. 2019	35.0	US$	3.9471	(1.5)
Collar	USD Exports	BRL	US$	1st Qtr. 2019	25.0	US$	3.5172	(7.2)

Total								21.4

12.31.18
Cash flow hedges - Non-derivative instruments	Coverage	Asset	Liability	Maturity	Notional		Average Rate	Fair value (R$) (1)
Export prepayment - PPE	USD Exports	-	US$	01.2019 to 02.2019	33.3	US$	1.8758	(129.1)
Bond BRF SA BRFSBZ5	USD Exports	-	US$	06.2022	118.7	US$	2.0213	(561.4)
Bond BRF SA BRFSBZ3	USD Exports	-	US$	05.2023	150.0	US$	2.0387	(581.2)

Total								(1,271.7)

Schedule of financial instruments for the commodities price exposure
12.31.18
Cash flow hedges - Derivative instruments	Hedged object	Index	Maturity	Quantity		Average rate (US$/Ton)	Fair value (R$)
Non-deliverable forward - buy	Soybean meal purchase - floating price	Soybean meal - CBOT	1st Qtr. 2019	6.0	ton	144.56	(1.5)
Non-deliverable forward - buy	Soybean meal purchase - floating price	Soybean meal - CBOT	2nd Qtr. 2019	14.0	ton	128.80	(0.7)
Non-deliverable forward - buy	Soybean meal purchase - floating price	Soybean meal - CBOT	3rd Qtr. 2019	21.0	ton	127.54	(0.4)
Non-deliverable forward - buy	Soybean meal purchase - floating price	Soybean meal - CBOT	4th Qtr. 2019	10.0	ton	127.21	(0.1)
Non-deliverable forward - buy	Soybean purchase - fixed price	Soybean - CBOT	1st Qtr. 2019	17.0	ton	356.46	(1.8)
Non-deliverable forward - buy	Soybean purchase - fixed price	Soybean - CBOT	2nd Qtr. 2019	29.0	ton	342.35	(0.9)
Non-deliverable forward - buy	Corn purchase - floating price	Corn - CBOT	1st Qtr. 2019	15.0	ton	143.04	0.3
Non-deliverable forward - buy	Corn purchase - floating price	Corn - CBOT	2nd Qtr. 2019	46.0	ton	148.56	0.4
Corn futures - buy	Corn purchase - floating price	Corn - B3	1st Qtr. 2019	10.8	ton	599.58	-
Corn futures - buy	Corn purchase - floating price	Corn - B3	2nd Qtr. 2019	23.5	ton	611.43	(0.1)
Non-deliverable forward - buy	Soybean oil purchase - floating price	Soybean oil - CBOT	1st Qtr. 2019	10.0	ton	726.42	(4.3)

Total							(9.1)

12.31.18
Fair value hedges - Derivative instruments	Hedged object	Index	Maturity	Quantity		Average rate (US$/Ton)	Fair value (R$)
Non-deliverable forward - sell	Corn purchase - floating price	Corn - CBOT	1st Qtr. 2019	364.7	ton	157.56	14.0
Non-deliverable forward - sell	Corn purchase - floating price	Corn - CBOT	2nd Qtr. 2019	263.7	ton	157.28	4.4
Non-deliverable forward - sell	Corn purchase - floating price	Corn - CBOT	3rd Qtr. 2019	84.3	ton	153.06	(0.6)
Non-deliverable forward - sell	Corn purchase - floating price	Corn - CBOT	1st Qtr. 2019	22.2	ton	157.40	0.1

Total							17.9

Schedule of total return swap
12.31.18
Derivative instruments not designated	Maturity	Asset	Liability	Notional		Fair value (R$)
Total Return Swap	02.2019	BRFS3	110.00% CDI	170.0	R$	(99.2)

						(99.2)

Schedule of gains and losses with hedge accounting instruments
12.31.18
	Cash flow hedge				Fair value hedge
	Interest	Foreign exchange		Commodities	Commodities
	Derivatives	Derivatives	Non-derivatives	Derivatives	Derivatives	Total

Fair value at the beginning of the exercise	(13.3)	(161.0)	(1,679.5)	(8.7)	1.7	(1,860.8)

Settlement	5.3	576.3	647.9	28.4	11.0	1,268.9
Inventories	-	-	-	(7.5)	4.0	(3.5)
Other comprehensive income	8.5	186.0	81.8	(11.5)	-	264.8
Operating result - income	-	(379.8)	(43.9)	-	-	(423.7)
Operating result - cost	-	(86.1)	(41.9)	(9.8)	1.2	(136.6)
Financial result	(0.6)	(113.9)	(236.2)	-	-	(350.7)

Fair value at the end of the exercise	(0.1)	21.5	(1,271.8)	(9.1)	17.9	(1,241.6)

Schedule of quantitative and qualitative information
		3.8748	3.4873	2.9061	4.8435	5.8122
Parity - Brazilian Reais x U.S. Dollar		Current	Scenario I	Scenario II	Scenario III	Scenario IV
Transaction/Instrument	Risk	Scenario	10% appreciation	25% appreciation	25% devaluation	50% devaluation
Designated as hedge accouting
Non-deliverable forward	Devaluation of R$	4.1	93.2	226.8	(218.5)	(441.2)
Options - currencies	Devaluation of R$	32.7	278.0	680.9	(559.4)	(1,242.3)
Export prepayments	Devaluation of R$	(66.6)	(53.7)	(34.3)	(98.9)	(131.2)
Bonds	Devaluation of R$	(495.4)	(391.3)	(235.1)	(755.6)	(1,015.9)
Exports (object)	Appreciation of R$	526.5	117.7	(530.5)	1,527.4	2,619.1
Cost (object)	Appreciation of R$	(1.4)	(43.9)	(107.8)	105.1	211.5
Not designated as hedge accouting
NDF - Purchase	Appreciation of R$	(5.1)	(54.3)	(128.2)	117.9	240.9
Future purchase - B3	Appreciation of R$	(2.3)	(232.7)	(578.4)	573.9	1,150.0
Net effect		(7.5)	(287.0)	(706.6)	691.9	1,390.9

		4.4390	3.9951	3.3293	5.5488	6.6585
Parity - Brazilian Reais x Euro		Current	Scenario I	Scenario II	Scenario III	Scenario IV
Transaction/Instrument	Risk	Scenario	10% appreciation	25% appreciation	25% devaluation	50% devaluation
Designated as hedge accouting
Non-deliverable forward	Devaluation of R$	0.3	4.7	11.4	(10.8)	(21.9)
Exports (object)	Appreciation of R$	(0.3)	(4.7)	(11.4)	10.8	21.9
Not designated as hedge accouting
NDF - Purchase EUR x US$	Devaluation of R$	(0.5)	(44.9)	(111.5)	110.5	221.5
NDF - Purchase	Devaluation of R$	(29.9)	(205.7)	(469.4)	409.6	849.0
Net effect		(30.4)	(250.6)	(580.9)	520.1	1,070.5

		4.9617	4.4655	3.7213	6.2021	7.4426
Parity - Brazilian Reais x GBP		Current	Scenario I	Scenario II	Scenario III	Scenario IV
Transaction/Instrument	Risk	Scenario	10% appreciation	25% appreciation	25% devaluation	50% devaluation
Designated as hedge accouting
Non-deliverable forward	Devaluation of R$	(1.1)	(25.4)	(61.9)	59.7	120.4
Net effect		(1.1)	(25.4)	(61.9)	59.7	120.4

Parity - Brazilian Reais x JPY		Current	Scenario I	Scenario II	Scenario III	Scenario IV
Transaction/Instrument	Risk	Scenario	10% appreciation	25% appreciation	25% devaluation	50% devaluation
Designated as hedge accounting
Non-deliverable forward	Devaluation of R$	(1.1)	21.4	55.0	(57.2)	(113.4)
Exports (object)	Appreciation of R$	1.1	(21.4)	(55.0)	57.2	113.4
Net effect		-	-	-	-	-

		150.60	135.54	112.95	188.25	225.90
Price parity CBOT - Corn - US$/Ton		Current	Scenario I	Scenario II	Scenario III	Scenario IV
Transaction/Instrument	Risk	Scenario	Decrease 10%	Decrease 25%	Increase 25%	Increase 50%
Designated as hedge accounting
Non-deliverable forward - Corn sale	Increase in the price of corn	18.1	60.9	125.3	(89.1)	(196.4)
Non-deliverable forward - Corn purchase	Decrease in the price of corn	0.8	(2.7)	(8.1)	9.7	18.6
Cost (object)	Decrease in the price of corn	(18.9)	(58.2)	(117.2)	79.4	177.8
Net effect		-	-	-	-	-

		124.99	112.49	93.74	156.24	187.49
Price parity CBOT - Soybean meal - US$/Ton		Current	Scenario I	Scenario II	Scenario III	Scenario IV
Transaction/Instrument	Risk	Scenario	Decrease 10%	Decrease 25%	Increase 25%	Increase 50%
Designated as hedge accounting
Non-deliverable forward - Soybeal meal purchase	Decrease in the price of soybean meal	(1.0)	(3.4)	(7.1)	5.2	11.4
Cost (object)	Increase in the price of soybean meal	1.0	3.4	7.1	(5.2)	(11.4)
Net effect		-	-	-	-	-

		332.31	299.08	249.23	415.39	498.46
Price parity CBOT - Soybean - US$/Ton		Current	Scenario I	Scenario II	Scenario III	Scenario IV
Transaction/Instrument	Risk	Scenario	Decrease 10%	Decrease 25%	Increase 25%	Increase 50%
Designated as hedge accounting
NDF - Soybean purchase	Decrease in the price of soybean	(2.7)	(8.6)	(17.5)	12.1	26.9
Cost (object)	Increase in the price of soybean	2.7	8.6	17.5	(12.1)	(26.9)
Net effect		-	-	-	-	-

		613.99	552.59	460.49	767.48	920.98
Price parity CBOT - soybean oil - US$/Ton		Current	Scenario I	Scenario II	Scenario III	Scenario IV
Transaction/Instrument	Risk	Scenario	Decrease 10%	Decrease 25%	Increase 25%	Increase 50%
Designated as hedge accounting
NDF - Soybean oil purchase	Decrease in the price of soybean oil	(4.4)	(6.7)	(10.3)	1.6	7.5
Cost (object)	Increase in the price of soybean oil	4.4	6.7	10.3	(1.6)	(7.5)
Net effect		-	-	-	-	-

		21.93	19.74	16.45	27.41	32.90
Price parity - Shares BRFS3 - R$		Current	Scenario I	Scenario II	Scenario III	Scenario IV
Transaction/Instrument	Risk	Scenario	Decrease 10%	Decrease 25%	Increase 25%	Increase 50%
Not designated as hedge accounting
Stock swap	Decrease in the share price	(99.2)	(108.0)	(121.3)	(77.0)	(54.8)
Net effect		(99.2)	(108.0)	(121.3)	(77.0)	(54.8)

Schedule of financial instruments by category

	12.31.18
	Amortized cost	Fair value through other comprehensive income		Fair value through profit and loss	Total
		Equity instruments	Debt instruments
Assets
Cash and bank	722.9	-	-	-	722.9
Cash equivalents	-	-	-	4,146.7	4,146.7
Marketable securities	331.4	139.5	16.4	310.4	797.7
Restricted cash	861.6	-	-	-	861.6
Trade accounts receivable	2,409.7	-	-	203.2	2,612.9
Other credits	204.1	-	-	-	204.1
Derivatives not designated	-	-	-	41.4	41.4
Derivatives designated as hedge accounting (1)	-	-	-	140.9	140.9

Liabilities
Trade accounts payable	(5,732.3)	-	-	-	(5,732.3)
Supply chain finance	(885.8)	-	-	-	(885.8)
Loans and financing	(22,165.4)	-	-	-	(22,165.4)
Finance lease payable	(215.4)	-	-	-	(215.4)
Derivatives not designated	-	-	-	(124.2)	(124.2)
Derivatives designated as hedge accounting (1)	-	-	-	(110.8)	(110.8)
	(24,469.2)	139.5	16.4	4,607.6	(19,705.7)

(1) Todos os derivativos estão classificados como valor justo pelo resultado, no entanto aqueles designados como hedge accounting têm seus efeitos também no Patrimônio Líquido ou em Estoques

	12.31.17
	Amortized cost	Fair value through other comprehensive income		Fair value through profit and loss	Total
		Equity instruments	Debt instruments
Assets
Cash and bank	1,670.1	-	-	-	1,670.1
Cash equivalents	-	-	-	4,340.7	4,340.7
Marketable securities	257.0	328.8	15.4	196.0	797.2
Restricted cash	535.6	-	-	-	535.6
Trade accounts receivable	3,925.3	-	-	-	3,925.3
Other credits	229.5	-	-	-	229.5
Other receivables	28.9	-	-	-	28.9
Derivatives not designated	-	-	-	63.1	63.1
Derivatives designated as hedge accounting (1)	-	-	-	27.5	27.5

Liabilities
Trade accounts payable	(6,642.2)	-	-	-	(6,642.2)
Supply chain finance	(715.2)	-	-	-	(715.2)
Loans and financing	(20,444.4)	-	-	-	(20,444.4)
Finance lease payable	(232.6)	-	-	-	(232.6)
Derivatives not designated	-	-	-	(90.7)	(90.7)
Derivatives designated as hedge accounting (1)	-	-	-	(208.8)	(208.8)
	(21,388.0)	328.8	15.4	4,327.8	(16,716.0)

(1) Todos os derivativos estão classificados como valor justo pelo resultado, no entanto aqueles designados como hedge accounting têm seus efeitos também no Patrimônio Líquido ou em Estoques

Schedule of classification of financial assets and liabilities according to the valuation hierarchy
	12.31.18			12.31.17
	Level 1	Level 2	Total	Level 1	Level 2	Total
Financial Assets
Fair value through other comprehensive income
Credit linked notes	16.4	-	16.4	15.5	-	15.5
Stocks	139.5	-	139.5	328.8	-	328.8
Fair value through profit and loss
Savings account and overnight	401.1	-	401.1	649.6	-	649.6
Term deposits	21.2	-	21.2	158.0	-	158.0
Bank deposit certificates	-	3,720.7	3,720.7	-	3,527.8	3,527.8
Financial treasury bills	295.7	-	295.7	166.3	-	166.3
Investment funds	3.7	-	3.7	35.0	-	35.0
Derivatives	-	182.3	182.3	-	90.5	90.5
Financial Liabilities
Fair value through profit and loss
Derivatives	-	(235.0)	(235.0)	-	(299.5)	(299.5)
	877.6	3,668.0	4,545.6	1,353.2	3,318.8	4,672.0

Schedule of comparison between book value and fair value of financial instruments
		12.31.18		12.31.17
	Maturity	Book value	Fair value	Book value	Fair value
BRF bonds
BRF SA BRFSBZ5	2022	(451.5)	(456.2)	(369.6)	(406.7)
BRF SA BRFSBZ4	2024	(2,898.9)	(2,695.9)	-	-
BRF SA BRFSBZ3	2023	(1,888.8)	(1,754.6)	(1,608.3)	(1,578.7)
BRF SA BRFSBZ7	2018	-	-	(503.8)	(502.4)
BRF SA BRFSBZ2	2022	(2,248.5)	(2,190.0)	(1,997.5)	(1,974.5)
BFF bonds
Sadia Overseas BRFSBZ7	2020	(343.0)	(349.2)	(292.2)	(299.9)
Bonds BRF - SHB
BRF SA BRFSBZ4	2024	-	-	(2,465.4)	(2,427.8)
Bonds BRF Gmbh
BRF SA BRFSBZ4	2026	(1,915.7)	(1,702.2)	(1,628.9)	(1,553.1)
Quickfood bonds
Quickfood	2022	-	-	(168.0)	(168.0)
Consolidated		(9,746.4)	(9,148.1)	(9,033.7)	(8,911.1)